PROMISSORY NOTE	6 Months Ended
Sep. 30, 2022
NATURALSHRIMP INCORPORATED [Member]
PROMISSORY NOTE

NOTE 5 — PROMISSORY NOTE

The Company entered into a securities purchase agreement (the “SPA”) with an investor (the “Investor”) on August 17, 2022. Pursuant to the SPA, the Investor purchased a secured promissory note (the “Note”) in the aggregate principal amount totaling approximately $5,433,333. The Note has an interest rate of 12% per annum, with a maturity date nine months from the issuance date of the Note. The Note carried an original issue discount totaling $433,333 and a transaction expense amount of $10,000, both of which are included in the principal balance of the Note. On the Closing Date the Company received $1,100,000, with $3,900,000 put into escrow to be held until certain terms are met, which includes $3,400,000 upon the completion of a successful uplist to NYSE or NASDAQ. The SPA includes a Security Agreement, whereby the note is secured by the collateral set forth in the agreement, covering all of the assets of the Company. All payments made by the Company under the terms in the note, including upon repayment of this Note at maturity, shall be subject to an exit fee of 15% of the portion of the Outstanding Balance being paid (the “Exit Fee”). As the Exit Fee is to be included in every settlement of the Note, an additional 15% of the principal balance, which totals $816,500, was recognized along with the principal balance, and offset by a contra account in a manner similar to a debt discount.

As soon as reasonably possible, the Company will cause the Common Stock to be listed for trading on either of (a) NYSE, or (b) NASDAQ (in either event, an “Uplist”). In the event the Company has not effectuated the Uplist by November 15, 2022, the then-current outstanding balance will be increased by 10%. Following the Uplist, while the Note is still outstanding, ten days after the Company may have a sale of any of its shares of common stock or preferred stock, there shall be a Mandatory Prepayment equal to the greater of $3,000,000 or thirty-three percent of the gross proceeds of the equity sale.